Nationwide NYSE Arca Tech 100 Index Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
NYSE Arca Tech 100SM Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.59%	13.97%	17.21%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	13.00%	12.00%	15.73%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.88%	8.94%	13.74%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.48%	8.91%	12.81%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	20.29%	13.72%	16.82%
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	20.13%	13.58%	16.68%